Financial Instruments (Narrative) (Details)	12 Months Ended
	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2016 CAD ($)	Aug. 31, 2015 CAD ($)
Statement [Line Items]
Preferred shares, redemption premium		5.00%
Total Current Assets		$ 625,244	$ 1,367,481
Total Current Liabilities		848,309	860,836
Preferred shares, applicable redemption value		3,195,000
Deferred flow-through share premium		52,157	49,467	$ 96,617
Adjusted working capital deficit		170,908
Working capital deficit		223,065
Cash and cash equivalents		$ 319,057	$ 1,073,574	$ 1,360,487	$ 5,247,738
Anticipated on-going expenditures to be transacted in US dollars for the next twelve month period	$ 200,000